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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

300 Corporate Pointe, Suite 380, Culver City, California	90230
Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC 300 Corporate Pointe, Suite 380, Culver City, California 90230
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 16.9%
Interactive Media & Services - 16.9%
Alphabet, Inc. - Class A (a)	3,600	$4,531,680
Alphabet, Inc. - Class C (a)	3,609	4,547,737
Facebook, Inc. - Class A (a)	65,000	12,457,250
		21,536,667
Consumer Discretionary - 13.2%
Hotels, Restaurants & Leisure - 1.5%
Carnival Corporation	30,000	1,286,700
Six Flags Entertainment Corporation	14,000	590,660
		1,877,360
Internet & Direct Marketing Retail - 11.7%
Alibaba Group Holding Ltd. - ADR (a)	24,000	4,240,080
Amazon.com, Inc. (a)	4,725	8,394,719
Booking Holdings, Inc. (a)	1,100	2,253,647
		14,888,446
Consumer Staples - 3.9%
Beverages - 0.6%
Constellation Brands, Inc. - Class A	4,000	761,320

Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	5,000	1,485,550

Household Products - 2.1%
Church & Dwight Company, Inc.	22,000	1,538,680
Clorox Company (The)	8,000	1,181,520
		2,720,200
Financials - 2.2%
Capital Markets - 2.2%
Intercontinental Exchange, Inc.	30,000	2,829,600

Health Care - 9.9%
Health Care Equipment & Supplies - 6.6%
Baxter International, Inc.	9,000	690,300
Intuitive Surgical, Inc. (a)	9,000	4,976,550
Medtronic plc	10,000	1,089,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Health Care Equipment & Supplies - 6.6% (Continued)
Stryker Corporation	7,500	$1,622,025
		8,377,875
Health Care Providers & Services - 2.3%
Covetrus, Inc. (a)	10,160	100,736
CVS Health Corporation	18,000	1,195,020
Henry Schein, Inc. (a)	25,400	1,589,659
		2,885,415
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	10,000	1,299,800

Industrials - 7.3%
Air Freight & Logistics - 2.5%
FedEx Corporation	11,000	1,679,260
XPO Logistics, Inc. (a)	20,000	1,528,000
		3,207,260
Airlines - 1.0%
Delta Air Lines, Inc.	23,000	1,266,840

Commercial Services & Supplies - 2.2%
Waste Management, Inc.	25,000	2,805,250

Machinery - 0.6%
Cummins, Inc.	4,500	776,160

Road & Rail - 1.0%
Norfolk Southern Corporation	7,000	1,274,000

Information Technology - 39.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	45,000	2,137,950

IT Services - 11.4%
Accenture plc - Class A	17,900	3,319,018
Automatic Data Processing, Inc.	7,000	1,135,610
Paychex, Inc.	24,000	2,007,360

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Information Technology - 39.1% (Continued)
IT Services - 11.4% (Continued)
PayPal Holdings, Inc. (a)	45,000	$4,684,500
Square, Inc. - Class A (a)	25,000	1,535,750
Visa, Inc. - Class A	10,000	1,788,600
		14,470,838
Semiconductors & Semiconductor Equipment - 5.1%
Intel Corporation	23,000	1,300,190
QUALCOMM, Inc.	13,700	1,102,028
Texas Instruments, Inc.	35,000	4,129,650
		6,531,868
Software - 13.7%
Adobe, Inc. (a)	12,000	3,335,160
Autodesk, Inc. (a)	11,000	1,620,960
Intuit, Inc.	36,000	9,270,000
Microsoft Corporation	10,000	1,433,700
SAP SE - ADR	13,000	1,723,540
		17,383,360
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	37,000	9,204,120

Materials - 4.1%
Chemicals - 4.1%
Ecolab, Inc.	15,000	2,881,050
Scotts Miracle-Gro Company (The)	23,600	2,369,204
		5,250,254

Total Common Stocks (Cost $39,534,314)		$122,970,133

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $2,083,074)	20,000	$2,146,800

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class Z, 1.70% (b) (Cost $2,220,929)	2,220,929	$2,220,929

Total Investments at Value - 100.0% (Cost $43,838,317) (c)		$127,337,862

Liabilities in Excess of Other Assets - (0.0%) (d)		(39,678)

Net Assets - 100.0%		$127,298,184

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of October 31, 2019.
(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

1. Securities valuation

Securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$122,970,133	$-	$-	$122,970,133
Exchage-Traded Funds	2,146,800	-	-	2,146,800
Money Market Funds	2,220,929	-	-	2,220,929
Total	$127,337,862	$-	$-	$127,337,862

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the period ended October 31, 2019.

2. Investment transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of October 31, 2019:

Cost of portfolio investments	$43,838,317
Gross unrealized appreciation	$84,472,196
Gross unrealized depreciation	(972,651)
Net unrealized appreciation	$83,499,545

4. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of October 31, 2019, the Fund had 39.1% of the value of its net assets invested within the Information Technology sector.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 9, 2019. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 6, 2019

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	December 6, 2019

*	Print the name and title of each signing officer under his or her signature.